Equity (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Number of shares, Outstanding, at beginning balance	3,786,285	1,654,927
Average price, at beginning balance	R$ 80.54	R$ 92.23
Number of shares, Repurchased	216,339	2,131,358	2,142,051
Average price repurchased	R$ 57.17	R$ 71.46	R$ 119.99
Number of treasury shares, delivered under the share-based compensation plan	(229,146)
Average price, delivered under the share-based compensation plan	R$ 79.28
Number of shares, Transferred from exercise of stock options			(442,669)
Average price transferred from exercise of stock options			R$ 124.26
Number of shares, Transferred from shares contribution			(44,455)
Average price transferred from shares contribution			R$ 111.94
Number of shares, Outstanding, at ending balance	3,773,478	3,786,285	1,654,927
Average price, at ending balance	R$ 79.28	R$ 80.54	R$ 92.23